Third Quarter Report
January 31, 2023 (Unaudited)
Columbia Virginia Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Virginia Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 94.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 10.1%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,152,362
Metropolitan Washington Airports Authority(a)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2033	5.000%	2,000,000	2,218,868
Forward Delivery
Series 2020A
10/01/2032	5.000%	2,000,000	2,259,922
Metropolitan Washington Airports Authority Aviation(a)
Refunding Revenue Bonds
Series 2021A
10/01/2031	5.000%	1,500,000	1,726,298
Total			7,357,450
Higher Education 7.9%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	545,000	535,361
Virginia College Building Authority
Revenue Bonds
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	1,970,000	2,054,369
Virginia Commonwealth University
Refunding Revenue Bonds
General Pledge
Series 2018A
11/01/2031	5.000%	400,000	458,277
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	2,758,310
Total			5,806,317
Hospital 8.3%
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2033	5.000%	400,000	457,378
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lynchburg Economic Development Authority
Refunding Revenue Bonds
Centra Health Obligation Group
Series 2021
01/01/2036	5.000%	875,000	974,786
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2018A (Mandatory Put 11/01/28)
11/01/2048	5.000%	300,000	336,360
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,376,647
06/15/2033	5.000%	200,000	210,178
06/15/2035	5.000%	1,000,000	1,041,908
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2020
11/01/2031	5.000%	270,000	309,671
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,324,110
Total			6,031,038
Local Appropriation 4.0%
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	821,431
Henry County Industrial Development Authority
Revenue Bonds
Public Facility Lease
Series 2018
11/01/2036	4.000%	1,000,000	1,027,064
Loudoun County Economic Development Authority
Revenue Bonds
Series 2015
12/01/2028	5.000%	1,035,000	1,085,727
Total			2,934,222
2	Columbia Virginia Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 5.9%
City of Alexandria Virginia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2030	4.000%	1,000,000	1,085,346
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,078,470
County of Fairfax
Unlimited General Obligation Public Improvement Bonds
Series 2019A
10/01/2035	5.000%	1,000,000	1,142,829
Total			4,306,645
Multi-Family 2.7%
Virginia Housing Development Authority
Revenue Bonds
Series 2020B (HUD)
03/01/2031	1.650%	1,630,000	1,417,683
Series 2020E
07/01/2035	2.100%	650,000	550,588
Total			1,968,271
Other Bond Issue 1.4%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	223,917
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	801,911
Total			1,025,828
Pool / Bond Bank 1.4%
Virginia Resources Authority
Refunding Revenue Bonds
Virginia Infrastructure Pooled
Series 2017F
11/01/2034	4.000%	1,000,000	1,054,967
Ports 2.5%
Virginia Port Authority Commonwealth Port Fund(a)
Refunding Revenue Bonds
Series 2020B
07/01/2028	5.000%	1,615,000	1,811,662
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 6.6%
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	2,000,000	2,089,802
Greater Richmond Convention Center Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,432,431
Hampton Roads Transportation Accountability Commission
Prerefunded 01/01/28 Revenue Bonds
Senior Lien Hampton Roads Transportation Fund
Series 2018A
07/01/2032	5.000%	1,150,000	1,308,173
Total			4,830,406
Retirement Communities 8.0%
Albemarle County Economic Development Authority
Refunding Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2022
06/01/2042	4.000%	1,000,000	887,176
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2038	5.000%	380,000	379,175
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury of Richmond
Series 2020
10/01/2033	4.000%	500,000	507,145
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,500,000	1,571,314
Rockingham County Economic Development Authority
Refunding Revenue Bonds
Sunnyside Presbyterian Home
Series 2020
12/01/2039	5.000%	2,000,000	2,039,264
Virginia Small Business Financing Authority
Refunding Revenue Bonds
National Senior Campuses
Series 2020
01/01/2029	5.000%	400,000	437,399
Total			5,821,473

Columbia Virginia Intermediate Municipal Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 1.4%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	1,000,000	1,031,528
Special Property Tax 7.1%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	998,885
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,052,583
04/01/2032	4.000%	1,000,000	1,049,928
Marquis Community Development Authority of York County(b),(c),(d),(e)
Revenue Bonds
Convertible
Series 2015
09/01/2045	7.500%	644,000	290,761
Marquis Community Development Authority of York County(c),(d)
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	937,288
Marquis Community Development Authority of York County(f)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,163,999	158,152
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	685,942
Total			5,173,539
State Appropriated 6.5%
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,566,776
Virginia Public Building Authority
Revenue Bonds
Series 2018A
08/01/2035	4.000%	1,500,000	1,596,882
08/01/2036	4.000%	1,500,000	1,580,295
Total			4,743,953
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 11.1%
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
Transportation Capital Projects
Series 2022
05/15/2033	4.000%	1,970,000	2,206,035
Revenue Bonds
Series 2018
05/15/2036	4.000%	2,000,000	2,085,128
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2017B
07/01/2034	5.000%	2,000,000	2,177,030
Series 2018
07/01/2036	5.000%	500,000	538,449
07/01/2037	5.000%	1,000,000	1,073,540
Total			8,080,182
Turnpike / Bridge / Toll Road 7.0%
Metropolitan Washington Airports Authority Dulles Toll Road(f)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	3,000,000	2,942,979
Virginia Small Business Financing Authority(a)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2038	5.000%	500,000	531,519
Senior Lien - I-495 HOT Lanes Project
Series 2022
06/30/2038	5.000%	300,000	322,402
12/31/2038	5.000%	300,000	322,402
Revenue Bonds
Senior Lien - Elizabeth River Crossings Opco LLC
Series 2022
01/01/2038	4.000%	1,000,000	976,197
Total			5,095,499
Water & Sewer 3.0%
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,231,483
Total Municipal Bonds (Cost $72,801,124)			69,304,463

4	Columbia Virginia Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Money Market Funds 4.5%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.662%(g)	109,562	109,562
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(g)	3,185,953	3,185,953
Total Money Market Funds (Cost $3,295,515)		3,295,515
Total Investments in Securities (Cost: $76,096,639)		72,599,978
Other Assets & Liabilities, Net		427,619
Net Assets		73,027,597
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $290,761, which represents 0.40% of total net assets.
(c)	Partial payment received at last interest date.
(d)	Represents a security in default.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2023.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Liquidation
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated. Effective at the open of business on April 14, 2023, the Fund will no longer be open to new investors, and any applicable contingent deferred sales charges will be waived on redemptions and exchanges out of the Fund. It is currently anticipated that the Fund will be liquidated on or about May 5, 2023, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
Columbia Virginia Intermediate Municipal Bond Fund | Third Quarter Report 2023	5

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3QT239_04_N01_(03/23)